Financial instruments by category	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Financial instruments by category

Note 12 - Financial instruments by category:

The Company classified their financial assets and liabilities as follows:

	December 31, 2025		December 31, 2024
Financial assets at amortized cost:
Cash and cash equivalents	Ps.	1,427,248	Ps.	1,447,166
Short term bank deposits (1)		2,711,422		3,058,691
Sundry debtors		125,033		95,058

	December 31, 2025	December 31, 2024
Financial liabilities at amortized cost:
Accounts payable and accrued expenses	536,792	341,828
Suppliers	11,428,037	8,835,875
Debt	2,248,951	1,033,458
Bonuses payable to related parties	102,988	58,702
Lease liabilities	11,730,444	8,165,490

(1)
As of December 31, 2025 and 2024, the Company holds Certificate of Deposit Accounts for a total principal amount of Ps.2,711,422 (US$150,913,735), and Ps.2,621,393 (US$150,000,000), respectively. In addition, the Company recognized an accrued interest of Ps.105,965 and Ps.79,183 in the 2025 and 2024 statements of profit or loss (See Note 20).

Fair value of financial assets and liabilities measured at amortized cost

As of December 31, 2025 and 2024, the amount of cash and cash equivalents, short term bank deposits, sundry debtors and suppliers, approximate their fair value due to their short-term maturity. The net carrying amount of these accounts represents the expected cash flows to be received.

Long-term fixed-rate and variable-rate interest-bearing loans and borrowings are evaluated by the Company based on parameters such as interest rates, specific country risk factors, and the risk characteristics of the financed project.

As of December 31, 2025 and 2024, there were no transfers between the levels of the fair value hierarchy.

Fair value hierarchy

The following is an analysis of financial instruments measured in accordance with the fair value hierarchy. The 3 different levels used are presented below:

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Level 1: Quoted prices for identical instruments in active markets.
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Level 2: Other valuations including quoted prices for similar instruments in active markets, which are directly or indirectly observable.
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Level 3: Valuations made through techniques where one or more of their significant data inputs are unobservable.